Note 9 - Convertible Notes - Related Party (Details Textual)			3 Months Ended			12 Months Ended
	Jun. 12, 2020 USD ($)	Apr. 14, 2020 USD ($)	Apr. 14, 2020 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Interest Expense, Related Party				$ 105,451	$ 113,213	$ 449,922	$ 430,818
Debt Instrument, Debt Default, Amount				9,675,000		9,675,000
Subsequent Event [Member]
Debt Instrument, Convertible, Number of Equity Instruments			130,000
Convertible Debt Payable to Related Party [Member]
Interest Payable, Related Party				873,984		814,115	588,854
Interest Expense, Related Party				$ 59,869	$ 59,129	$ 240,261	$ 246,568
Debt Instrument, Convertible, Number of Equity Instruments				1,599,176		1,599,176
Convertible Debt Payable to Related Party [Member] | Subsequent Event [Member]
Debt Instrument, Debt Default, Amount	$ 926,368	$ 926,368	$ 926,368
Convertible Debt to Related Party in Default [Member] | Subsequent Event [Member]
Debt Instrument, Convertible, Number of Equity Instruments	578,980	578,980